Consolidated Statements of Shareholders' Equity (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Ordinary Shares [Member]
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	10,000,000	10,000,000
Share capital, shares issued	5,211,247	3,975,664
Share capital, shares outstanding	5,209,122	3,973,539
Ordinary Shares [Member] | Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Deferred Shares [Member]
Share capital, par value per share	0.1	0.1
Share capital, shares authorized	20,230	20,230
Share capital, shares issued	17,030	17,030
Share capital, shares outstanding	17,030	17,030